PEO AlphaQuest™ Thematic PE ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 74.3%	Shares	Value
Banking - 0.3%
Alerus Financial Corp.	453	$10,030
Bank of N.T. Butterfield & Son Ltd.	200	8,584
Merchants Bancorp	308	9,794
OP Bancorp	701	9,758
Pathward Financial, Inc.	106	7,845
		46,011

Consumer Discretionary Products - 2.2%
American Woodmark Corp.(a)	165	11,015
Garrett Motion, Inc.	771	10,501
General Motors Co.	2,403	146,511
JELD-WEN Holding, Inc.(a)	2,597	12,751
Lennar Corp. - Class B	195	23,398
Masco Corp.	678	47,725
Masterbrand, Inc.(a)	916	12,064
Microvast Holdings, Inc.(a)	3,026	11,650
Miller Industries, Inc.	239	9,660
Movado Group, Inc.	534	10,130
Under Armour, Inc. - Class C(a)	1,630	7,873
		303,278

Consumer Discretionary Services - 2.8%
Biglari Holdings, Inc. - Class B(a)	32	10,357
Domino’s Pizza, Inc.	451	194,701
Golden Entertainment, Inc.	417	9,833
Graham Holdings Co. - Class B	43	50,625
Krispy Kreme, Inc.	3,230	12,500
Lincoln Educational Services Corp.(a)	502	11,797
Medifast, Inc.(a)	1,309	17,894
Wingstop, Inc.	293	73,742
		381,449

Consumer Staple Products - 1.5%
Altria Group, Inc.	1,033	68,240
Central Garden & Pet Co.(a)	1,097	35,817
Flowers Foods, Inc.	510	6,656
Monster Beverage Corp.(a)	603	40,588
Nathan’s Famous, Inc.	103	11,406
National Beverage Corp.(a)	212	7,827
Perrigo Co. PLC	406	9,042
Seneca Foods Corp. - Class A(a)	94	10,146
Universal Corp.	182	10,168
		199,890

Financial Services - 8.3%
AGNC Investment Corp. - REIT	1,078	$10,554
ARMOUR Residential REIT, Inc. - REIT	563	8,411
Diamond Hill Investment Group, Inc.	71	9,941
Fair Isaac Corp.(a)	213	318,761
Invesco Mortgage Capital, Inc. - REIT	1,345	10,168
Investors Title Co.	47	12,588
Marex Group PLC	258	8,674
MarketAxess Holdings, Inc.	46	8,015
Mastercard, Inc. - Class A	295	167,799
Moody’s Corp.	59	28,112
MSCI, Inc. - Class A	26	14,753
New York Mortgage Trust, Inc. - REIT	1,441	10,044
SEI Investments Co.	116	9,843
State Street Corp.	102	11,833
Verisk Analytics, Inc. - Class A	1,209	304,075
Visa, Inc. - Class A	559	190,831
XP, Inc. - Class A	615	11,556
		1,135,958

Health Care - 13.0%
agilon health, Inc.(a)	8,881	9,147
Avanos Medical, Inc.(a)	977	11,294
Biogen, Inc.(a)	95	13,308
Bio-Rad Laboratories, Inc. - Class A(a)	49	13,739
Castle Biosciences, Inc.(a)	612	13,935
Centene Corp.(a)	10,575	377,316
Cigna Group	1,163	335,235
CVS Health Corp.	5,535	417,284
Enhabit, Inc.(a)	1,490	11,935
Fulgent Genetics, Inc.(a)	646	14,600
IDEXX Laboratories, Inc.(a)	569	363,528
Jefferies Financial Group, Inc.(a)	86	11,335
Maravai LifeSciences Holdings, Inc. - Class A(a)	3,907	11,213
Myriad Genetics, Inc.(a)	2,740	19,810
Neogen Corp(a)	5,174	29,544
Organon & Co.	977	10,434
Pacira BioSciences, Inc.(a)	448	11,545
Pfizer, Inc.	414	10,549
Premier, Inc. - Class A	1,695	47,121
Replimune Group, Inc.(a)	1,385	5,803
Sarepta Therapeutics, Inc.(a)	549	10,579
Tactile Systems Technology, Inc.(a)	973	13,466
Vanda Pharmaceuticals, Inc.(a)	2,054	10,250
Viatris, Inc.	1,089	10,781
		1,783,751

Industrial Products - 2.2%
AGCO Corp.	228	24,412
Astec Industries, Inc.	242	11,648
Illinois Tool Works, Inc.	893	232,859

Kennametal, Inc.	422	$8,832
Preformed Line Products Co.	69	13,534
Wabash National Corp.	1,036	10,225
		301,510

Industrial Services - 5.4%
ADT, Inc.	10,330	89,974
Alaska Air Group, Inc.(a)	404	20,111
Cross Country Healthcare, Inc.(a)	759	10,778
Ennis, Inc.	1,359	24,842
Fastenal Co.	3,442	168,796
Kelly Services, Inc. - Class A	1,647	21,609
Kforce, Inc.	1,148	34,417
ManpowerGroup, Inc.	2,392	90,657
MSC Industrial Direct Co., Inc. - Class A	176	16,217
Rush Enterprise, Inc. - Class B	182	10,450
Rush Enterprises, Inc. - Class A	162	8,662
Schneider National, Inc. - Class B	335	7,089
Southwest Airlines Co.	1,928	61,522
Teekay Corp. Ltd.	1,174	9,603
TrueBlue, Inc.(a)	1,343	8,233
U-Haul Holding Co.(a)	155	8,846
W.W. Grainger, Inc.	143	136,273
World Kinect Corp.	381	9,887
		737,966

Insurance - 2.9%
Ambac Financial Group, Inc.(a)	1,242	10,358
Goosehead Insurance, Inc. - Class A	89	6,623
Hamilton Insurance Group Ltd. - Class B(a)	475	11,780
Heritage Insurance Holdings, Inc.(a)	478	12,036
Marsh & McLennan Cos., Inc.	741	149,334
Progressive Corp.	858	211,883
		402,014

Materials - 3.3%
AdvanSix, Inc.	411	7,965
Alpha Metallurgical Resources, Inc.(a)	82	13,455
A-Mark Precious Metals, Inc.	577	14,927
Apogee Enterprises, Inc.	244	10,631
Boise Cascade Co.	120	9,278
CF Industries Holdings, Inc.	382	34,265
Clearwater Paper Corp.(a)	306	6,353
Ferroglobe PLC	2,250	10,238
Greif, Inc. - Class A	178	10,637
Mosaic Co.	804	27,883
Myers Industries, Inc.	672	11,384
Peabody Energy Corp.	708	18,776
Reliance, Inc.	135	37,912
Sherwin-Williams Co.	638	220,914

SSR Mining, Inc.(a)	932	$22,760
		457,378

Media - 6.2%
Bumble, Inc. - Class A(a)	2,257	13,745
Eventbrite, Inc. - Class A(a)	4,483	11,297
IAC, Inc.(a)	1,607	54,750
Liberty Broadband Corp. - Class A(a)	385	24,382
Liberty Global Ltd. - Class A(a)	3,845	44,064
Liberty Global Ltd. - Class C(a)	3,512	41,266
Lyft, Inc. - Class A(a)	1,458	32,091
News Corp. - Class B	4,016	138,753
Paramount Skydance Corp. - Class B	5,189	98,176
Scholastic Corp.	562	15,387
VeriSign, Inc.	1,195	334,086
Yelp, Inc. - Class A(a)	1,335	41,652
		849,649

Oil & Gas - 0.6%
Chord Energy Corp.	104	10,335
DNOW, Inc.(a)	682	10,401
EOG Resources, Inc.	87	9,754
Excelerate Energy, Inc. - Class A	365	9,194
Magnolia Oil & Gas Corp. - Class A	374	8,927
PBF Energy, Inc. - Class A	369	11,133
Seadrill Ltd.(a)	302	9,123
VAALCO Energy, Inc.	2,890	11,618
Viper Energy, Inc. - Class A	244	9,326
		89,811

Real Estate - 0.5%
Alexander & Baldwin, Inc. - REIT	615	11,187
Diversified Healthcare Trust - REIT	2,931	12,926
Global Net Lease, Inc. - REIT	1,315	10,691
Kilroy Realty Corp. - REIT	287	12,126
Lamar Advertising Co. - Class A - REIT	79	9,671
Rayonier, Inc. - REIT	393	10,430
RMR Group, Inc. - Class A	551	8,667
		75,698

Retail & Wholesale - Discretionary - 5.5%
1-800-Flowers.com, Inc. - Class A(a)	1,618	7,443
Builders FirstSource, Inc.(a)	360	43,650
Caleres, Inc.	728	9,493
Chewy, Inc. - Class A(a)	3,882	157,027
Ferguson Enterprises, Inc.	584	131,155
G-III Apparel Group Ltd.(a)	357	9,500
Lululemon Athletica, Inc.(a)	718	127,754
ODP Corp.(a)	669	18,632
OPENLANE, Inc.(a)	5,282	152,016
ScanSource, Inc.(a)	248	10,909

Sonic Automotive, Inc. - Class A	457	$34,773
ThredUp, Inc. - Class A(a)	1,888	17,841
Winmark Corp.	69	34,346
		754,539

Retail & Wholesale - Staples - 0.5%
Albertsons Cos., Inc. - Class A	700	12,257
Kroger Co.	824	55,546
		67,803

Software & Tech Services - 15.7%
ASGN, Inc., ADR(a)	3,890	184,191
Commerce.com, Inc.(a)	7,384	36,846
Conduent, Inc.(a)	8,477	23,736
Definitive Healthcare Corp. - Class A(a)	2,412	9,793
Donnelley Financial Solutions, Inc.(a)	155	7,972
Dropbox, Inc. - Class A(a)	10,999	332,280
DXC Technology Co.(a)	15,980	217,807
I3 Verticals, Inc. - Class A(a)	2,128	69,075
IBEX Holdings Ltd.(a)	691	27,999
Jamf Holding Corp.(a)	11,540	123,478
Nutanix, Inc. - Class A(a)	4,090	304,255
RingCentral, Inc. - Class A(a)	7,041	199,542
Sprinklr, Inc. - Class A(a)	12,338	95,249
Teradata Corp.(a)	8,457	181,910
TruBridge, Inc.(a)	466	9,399
Twilio, Inc. - Class A(a)	2,396	239,816
Yext, Inc.(a)	10,778	91,829
		2,155,177

Tech Hardware & Semiconductors - 3.0%
Arlo Technologies, Inc.(a)	615	10,424
Arrow Electronics, Inc.(a)	192	23,232
Avnet, Inc.	292	15,266
Cricut, Inc. - Class A	1,838	11,561
HP, Inc.	3,432	93,453
Intel Corp.	417	13,990
NetScout Systems, Inc.(a)	461	11,908
Photronics, Inc.(a)	378	8,675
TD SYNNEX Corp.	286	46,832
Ubiquiti, Inc.	222	146,649
Xerox Holdings Corp.	1,872	7,039
Xperi, Inc.(a)	4,597	29,789
		418,818

Telecommunications - 0.2%
Ooma, Inc.(a)	2,422	29,040

Utilities - 0.2%
Clearway Energy, Inc. - Class A	317	8,537
Genie Energy Ltd. - Class B	477	7,131

National Fuel Gas Co.	103	$9,514
		25,182

TOTAL COMMON STOCKS (Cost $10,398,032)		10,214,922

CONTINGENT VALUE RIGHTS - 0.0%(b)	Shares	Value
Concentra Biosciences, LLC(a)	984	—

TOTAL CONTINGENT VALUE RIGHTS (Cost $–)		—

SHORT-TERM INVESTMENTS - 14.8%
Money Market Funds - 14.8%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)	2,026,354	2,026,354

TOTAL SHORT-TERM INVESTMENTS (Cost $2,026,354)		2,026,354

TOTAL INVESTMENTS - 89.1% (Cost $12,424,386)		$12,241,276
Other Assets in Excess of Liabilities - 10.9%		1,496,502
TOTAL NET ASSETS - 100.0%		$13,737,778

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

PEO AlphaQuest™ Thematic PE ETF
Consolidated Schedule of Futures Contracts
September 30, 2025 (Unaudited)

FUTURES CONTRACTS - 1.4%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	1	06/14/2027	$287,450	$(59)
3 Month Euribor	2	03/13/2028	573,873	(265)
3 Month Euribor	2	12/13/2027	574,196	(368)
3 Month Euribor	1	09/13/2027	287,274	(368)
3 Month Euribor	2	03/15/2027	575,253	(118)
3-Month Canadian Overnight Repo Rate Average	1	03/16/2027	175,507	(9)
3-Month Secured Overnight Financing Rate	4	09/14/2027	969,000	(711)
3-Month Secured Overnight Financing Rate	3	09/19/2028	725,437	641
3-Month Secured Overnight Financing Rate	8	03/16/2027	1,938,100	(2,070)
3-Month Secured Overnight Financing Rate	2	06/20/2028	483,850	820
3-Month Secured Overnight Financing Rate	1	03/20/2029	241,587	(465)
3-Month Secured Overnight Financing Rate	4	12/14/2027	968,650	(573)
3-Month Secured Overnight Financing Rate	2	03/14/2028	484,100	(193)
3-Month Secured Overnight Financing Rate	2	12/19/2028	483,400	(68)
3-Month Secured Overnight Financing Rate	6	06/15/2027	1,453,725	(1,053)
3-Month Sterling Overnight Index Average	1	09/14/2027	324,280	(219)
3-Month Sterling Overnight Index Average	1	03/16/2027	324,431	(489)
3-Month Sterling Overnight Index Average	1	06/15/2027	324,381	(152)
90-Day Bank Bill	1	12/10/2026	657,226	(226)
Australian Government 10 Year Bonds	7	12/15/2025	525,868	(2,835)
Brent Crude Oil(a)	1	10/31/2025	66,030	(2,153)
Brent Crude Oil(a)	10	10/31/2025	660,300	(22,883)
Brent Crude Oil(a)	5	11/28/2025	328,100	(8,946)
British Pound/U.S. Dollar Cross Currency Rate	18	12/15/2025	1,513,237	(9,992)
Canadian 10 Year Government Bonds	4	12/18/2025	352,048	967
Corn(a)	1	03/13/2026	21,600	(492)
Euro/U.S. Dollar Cross Currency Rate	25	12/15/2025	3,685,000	(3,608)
FTSE China A50 Index	3	10/30/2025	45,345	41
Gold(a)	4	12/29/2025	1,549,280	157,714
Hang Seng China Enterprises Index	1	10/30/2025	61,539	1,182
Hang Seng Index	1	10/30/2025	34,589	933
Hang Seng Index	1	10/30/2025	172,947	4,054
Italian 10 Year Government Bonds	4	12/08/2025	563,251	(2,504)
Low Sulphur Gas Oil(a)	1	12/11/2025	67,350	(203)

Low Sulphur Gas Oil(a)	2	11/12/2025	137,400	$(932)
Mexican Peso/U.S. Dollar Cross Currency Rate	9	12/15/2025	243,540	2,557
NY Harbor Ultra-Low Sulfur Diesel(a)	1	10/31/2025	97,612	1,449
NY Harbor Ultra-Low Sulfur Diesel(a)	1	11/28/2025	96,613	2,134
RBOB Gasoline(a)	1	10/31/2025	80,737	(1,310)
RBOB Gasoline(a)	1	11/28/2025	78,737	(1,457)
S&P 500 Index	17	12/19/2025	5,727,938	79,229
Swiss Franc/U.S. Dollar Cross Currency Rate	3	12/15/2025	475,238	(812)
U.S. Dollar/Chinese Offshore Yuan	5	12/15/2025	497,580	1,536
U.S. Treasury 10 Year Notes	47	12/19/2025	5,287,500	15,805
U.S. Treasury 5 Year Notes	37	12/31/2025	4,040,227	(4,235)
U.S. Treasury Long Bonds	12	12/19/2025	1,399,125	13,691
U.S. Treasury Ultra Bonds	5	12/19/2025	600,312	10,709
Ultra 10-Year U.S. Treasury Notes	14	12/19/2025	1,611,094	10,973
WTI Crude Oil(a)	1	10/20/2025	62,370	(2,983)
WTI Crude Oil(a)	15	10/21/2025	935,550	(45,697)
WTI Crude Oil(a)	3	11/20/2025	185,880	(6,422)
				179,565

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(18)	12/16/2025	(1,297,800)	$14,184
Copper(a)	(1)	12/29/2025	(121,412)	(8,554)
Corn(a)	(1)	12/12/2025	(20,775)	485
Cotton No.2(a)	(1)	03/09/2026	(33,785)	(15)
Cotton No.2(a)	(1)	12/08/2025	(32,885)	1,483
French Government 10 Year Bonds	(5)	12/08/2025	(712,934)	(848)
German 30 Year Government Bonds	(3)	12/08/2025	(403,544)	(4,231)
Japanese Yen/U.S. Dollar Cross Currency Rate	(29)	12/15/2025	(2,470,075)	5,694
Kansas City Hard Red Winter Wheat(a)	(1)	12/12/2025	(24,888)	1,471
Natural Gas(a)	(1)	10/29/2025	(33,030)	(804)
Soybean Meal(a)	(1)	12/12/2025	(27,330)	1,496
Soybean Meal(a)	(1)	01/14/2026	(27,790)	1,055
Soybeans(a)	(5)	11/14/2025	(250,438)	2,403
Soybeans(a)	(1)	03/13/2026	(51,787)	221
Soybeans(a)	(2)	01/14/2026	(102,025)	604
Sugar #11(a)	(1)	02/27/2026	(18,592)	63
U.S. Dollar Index	(3)	12/15/2025	(292,353)	(960)
Wheat(a)	(2)	12/12/2025	(50,800)	3,694
Wheat(a)	(1)	03/13/2026	(26,350)	$858
				18,299

Net Unrealized Appreciation (Depreciation)				$197,864

Percentages are stated as a percent of net assets.

(a)	All or a portion of the investment is a holding of the PEO Quest Cayman Subsidiary.